Sungy Mobile Limited (Parent Company) - Condensed Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ 11,543,735	69,882,307	12,250,505	(29,518,093)	(7,591,906)	(157,634)	(9,508)
Investing activities:
Cash contribution into a subsidiary						(15,738,400)
Net cash provided by (used in) investing activities	(2,160,792)	(13,080,787)	(9,714,048)	43,836,378		(15,738,400)
Financing activities:
Cash received on behalf of subsidiaries and variable interest entity					73,410,999	16,055,569	1,126,824
Payment of issuance cost of ordinary shares in connection with IPO	(2,534,456)	(15,342,834)			(9,444,448)
Proceeds from issuance of ordinary shares upon IPO, net of underwriting discounts and commissions of RMB39,307,514	85,084,530	515,076,220			515,076,220
Proceeds from concurrent private placement issuance of ordinary shares in connection with IPO	20,279,590	122,766,552			122,766,552
Payment for repurchase of ordinary shares	(413,029)	(2,500,354)			(2,500,354)
Exercise of share options	351	2,123			2,123
Proceeds from exercise of liability classified warrants				12,977,201			12,977,201
Net cash provided by financing activities	102,416,986	620,001,707		12,557,201	699,311,092	16,055,569	14,104,025
Effect of foreign currency exchange rate changes on cash	(167,367)	(1,013,190)	50,919	(407,990)	(793,317)	(36,877)	(377,470)
Net increase in cash	111,632,562	675,790,037	2,587,376	26,467,496	690,925,869	122,658	13,717,047
Cash at beginning of year	13,809,468	83,598,378	81,011,002	54,543,506	14,121,730	13,999,072	282,025
Cash at end of year	$ 125,442,030	759,388,415	83,598,378	81,011,002	705,047,599	14,121,730	13,999,072